Submission	Jan. 10, 2025
Submission [Line Items]
Central Index Key	0001915657
Registrant Name	HF Sinclair Corporation
Registration File Number	333-264186
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES